NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Option Activity (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options [Member]
Outstanding at beginning of year (in Shares)	779,222	867,518
Granted (in Shares)	299,086	85,269
Exercised (in Shares)	(203,936)	(146,898)
Expired/Forfeited (in Shares)	(3,666)	(26,667)
Outstanding at end of year (in Shares)	870,706	779,222
Options exercisable at year-end (in Shares)	551,214	607,224
Weighted-average fair value of options granted during the year	$ 4.76	$ 2.36
Weighted average exercise price [Member]
Outstanding at beginning of year	$ 4.75	$ 4.34
Granted	$ 11.68	$ 5.18
Exercised	$ 8.04	$ 2.27
Expired/Forfeited	$ 4.38	$ 6.33
Outstanding at end of year	$ 6.35	$ 4.75
Options exercisable at year-end	$ 3.75	$ 4.90